Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Casino	$ 5,016,426	$ 4,108,126	$ 4,060,614
Rooms	2,152,741	2,003,027	1,834,581
Food and beverage	1,871,969	1,727,805	1,648,486
Entertainment, retail, and other	1,354,301	1,242,159	1,237,073
Reimbursed costs	402,042	397,152	398,836
Total revenues, net	10,797,479	9,478,269	9,179,590
Expenses
Casino	2,673,397	2,213,922	2,363,183
Rooms	748,947	697,977	677,654
Food and beverage	1,414,611	1,310,969	1,271,357
Entertainment, retail and other	954,125	901,201	901,007
Reimbursed costs	402,042	397,152	398,836
General and administrative	1,559,575	1,378,534	1,309,113
Corporate expense	356,872	312,705	274,480
NV Energy exit expense	(40,629)	139,335	0
Preopening and start-up expenses	118,475	140,075	71,327
Property transactions, net	50,279	17,078	35,951
Goodwill impairment	0	0	1,467,991
Gain on Borgata transaction	0	(430,118)	0
Depreciation and amortization	993,480	849,527	819,883
Total expenses	9,231,174	7,928,357	9,590,782
Income from unconsolidated affiliates	146,222	528,287	258,354
Operating income (loss)	1,712,527	2,078,199	(152,838)
Non-operating income (expense)
Interest expense, net of amounts capitalized	(668,745)	(694,773)	(797,579)
Non-operating items from unconsolidated affiliates	(34,751)	(53,139)	(76,462)
Other, net	(48,241)	(72,698)	(15,970)
Total non-operating income (expense)	(751,737)	(820,610)	(890,011)
Income (loss) before income taxes	960,790	1,257,589	(1,042,849)
Benefit (provision) for income taxes	1,127,394	(21,743)	5,405
Net income (loss)	2,088,184	1,235,846	(1,037,444)
Less: Net (income) loss attributable to noncontrolling interests	(136,132)	(135,438)	591,929
Net income (loss) attributable to MGM Resorts International	$ 1,952,052	$ 1,100,408	$ (445,515)
Earnings per share
Basic	$ 3.38	$ 1.94	$ (0.82)
Diluted	$ 3.34	$ 1.92	$ (0.82)
Weighted average common shares outstanding
Basic	572,253	568,134	542,873
Diluted	578,795	573,317	542,873
Dividends declared per common share	$ 0.44	$ 0	$ 0